Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 02, 2013	Dec. 31, 2013
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)		50.00%
Accrued Expenses and Other Payables
Accrued compensation and benefits	$ 49,146	$ 45,006	$ 27,252
Derivative liabilities	39,023	42,214	12,701
Income and other tax liabilities	38,255	13,421	22,659
Product exchange liabilities	43,185	3,719	6,741
Other		37,330	16,253
Total accrued expenses and other payables	$ 218,482	$ 141,690	$ 85,606
Gavilon Energy
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)				11.00%
Gavilon Energy | Glass Mountain
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)				50.00%	50.00%
Gavilon Energy | Limited liability company
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)				11.00%	11.00%